Sale Of Equipment Installment Receivables (Finance Receivables Repurchased) (Details) - Finance Receivables [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of repurchased receivables		$ 1,480	$ 1,699	$ 1,675
Carrying value of deferred purchase price		1,393	1,524	1,638
Gain on repurchases	[1]	$ 87	$ 175	$ 37

[1]	These gains (losses) are included in “Selling, general and administrative” in the consolidated statements of income.